INTANGIBLE ASSETS - Intangible assets acquired from acquisition (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets - Intangible Assets Acquired From Acquisition Details
Patent rights	$ 500,925	$ 500,925
Accumulated amortization	(26,320)	(8,773)
Intangible assets, net	$ 474,605	$ 492,152